Debt (Tables)	12 Months Ended
Mar. 31, 2023
Debt
Schedule of short-term and long-term borrowings

			Yen in thousands
			March 31,
	Interest Rate	Maturity	2023	2022
Amended term loan with Japan Finance Corporation	0.36% to 1.26%	August 31, 2026	¥13,975	¥15,500
Term loan with Resona Bank, Limited	0.00% to 1.20%	November 30, 2030	24,220	25,000
Term loan with SBI Estate Finance Co., Ltd.	6.00%	September 5, 2037	43,187	45,011
Total long-term debt			81,382	85,511
Less: unamortized debt issuance costs			(998)	(1,067)
Subtotal			80,384	84,444
Current portion of long-term debt, net of debt issuance costs			(9,791)	(4,970)
Long-term debt, excluding current portion, net of debt issuance costs			¥70,593	¥79,474

Schedule of contractual maturities of long-term debt

(Yen in thousands)
2024	¥9,860
2025	9,076
2026	9,203
2027	7,062
2028	5,575
Thereafter	40,606
Total	¥81,382